Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of Income Tax Expense

The components of loss before income taxes are as follows (in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before income tax expense
Loss from PRC operations	(149,818)	(45,582)	(9,700)
Loss from non-PRC operations	(10,135)	(15,945)	(8,495)
Total Loss before income tax expense	(159,953)	(61,527)	(18,195)

	For the years ended December 31,
	2023	2024
	RMB	RMB
Income tax benefit applicable to PRC operations
Deferred income tax benefit	525	525
Subtotal income tax benefit applicable to PRC operations	525	525
Non-PRC withholding tax expense	(162)	(234)
Total income tax benefit	363	291

For the year ended December 31,
2025
RMB
Current income tax expense
PRC	-
Non-PRC	(119)
Total current income tax expense	(119)
Deferred income tax benefit
PRC	525
Non-PRC	-
Total deferred income tax benefit	525

Total income tax benefit	406

Schedule of Rate of Loss Before Income Taxes and Actual Provision

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(159,953)	(61,527)
Tax benefit at EIT tax rate of 25%*	(39,989)	(15,382)
Effect of different tax rates applicable to different subsidiaries of the Group	18,589	6,579
Effect of changes in tax rates	8,158	-
Expired operating loss	14,966	31,294
Permanent differences	13,722	1,604
Changes in deferred tax assets valuation allowance	(15,809)	(24,386)
Income tax benefit	(363)	(291)

*	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC for the years ended December 31, 2023, 2024 and 2025.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	For the year ended December 31,
	2025
	RMB	％
Loss before income tax	(18,195)	100.0%
PRC statutory income tax rate	25%	25%
Computed income tax benefit with PRC statutory income tax rate	(4,548)	25%
Domestic tax effects
Preferential tax rate	(1,123)	6.2%
Additional deduction of qualified R&D expenditures	(4,956)	27.2%
Non-deductible accrued share-based compensation	3,759	-20.7%
Non-deductible interest expenses	672	-3.7%
Non-deductible entertainment expense	458	-2.5%
Changes in valuation allowance	1,707	-9.4%
Expired operating loss	1,134	-6.2%
Other	240	-1.3%
Foreign tax effects
Hong Kong
-Statutory tax rate difference between Hong Kong and PRC	(257)	1.4%
Cayman
-Statutory tax rate difference between Cayman and PRC	2,508	-13.8%
Effective tax rate	(406)	2.2%

Schedule of Income Taxes Paid

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Significant Accounting Policies, cash paid for income taxes (excluding withholding tax), during the year ended December 31, 2025 was as follows:

For the year ended December 31,
2025
RMB
PRC	-
Non-PRC	-
Total	-

Schedule of Deferred Tax Assets and Liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets：
Net accumulated losses carry forwards	98,161	103,182
Accrued payroll and other expenses	10,966	13,017
Advertising expenses in excess of deduction limit	6,386	812
Fair value changes of amounts due to related party	4,350	5,019
Accrued expenses	427	427
Deferred revenue	358	358
Others	2,390	1,930
Deferred tax assets	123,038	124,745
Less: valuation allowance	(123,038)	(124,745)
Deferred tax assets, net	-	-
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 8)	(1,488)	(963)
Deferred tax liabilities	(1,488)	(963)

Schedule of Valuation Allowance

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at the beginning of the year	(163,233)	(147,424)	(123,038)
(Additions)/Reversals	15,809	24,386	(1,707)
Balance at end of the year	(147,424)	(123,038)	(124,745)